Provision for Unpaid Losses and Loss Adjustment Expenses Provision by Insurance Product (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total reserves for losses and loss adjustment expenses	$ 74,869	$ 54,988
Auto
Liability for Claims and Claims Adjustment Expense [Line Items]
Total reserves for losses and loss adjustment expenses	74,573	54,548
Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Total reserves for losses and loss adjustment expenses	$ 296	$ 440